Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Discloure of Significant Accounting Policies
Description of accounting policy for financial instruments [text block]
(a)	Financial instruments:

A financial instrument is any contract that gives rise to a financial asset of one
party and a financial liability or equity instrument of another party.

(i)	Non-derivative financial assets:

The Corporation has the following non-derivative financial assets: cash, cash equivalents, marketable securities and receivables. The Corporation determines the classification of its financial assets at initial recognition. The subsequent measurement of financial assets depends on their classification.

Financial assets and liabilities are offset and the net amount presented in the statements of financial position when, and only when, the Corporation has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Cash, cash equivalents, marketable securities and receivables with maturities of less than one
year are classified at amortized cost as they meet both of the following conditions; they are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cashflows that are solely payments of principal and interest on the principal amount outstanding. Cash and cash equivalents comprise cash balances and highly liquid investments purchased three
months or less from maturity.

(ii)	Non-derivative financial liabilities:

The Corporation has the following non-derivative financial liabilities: trade and other payables. Such financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The Corporation derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

(iii)	Compound financial instruments:

Compound financial instruments are instruments that can be converted to share capital at the option of the holder, and the number of shares to be issued is fixed.

The unsecured convertible debentures are compound instruments and have been separated into liability and equity components. The liability component is recognized initially at the fair value of a similar liability that does not
have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts. Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not
remeasured subsequent to initial recognition.

(iv)	Share capital:

Common Shares

Class A Common Shares are classified as equity. Incremental costs directly attributable to the issue of Common Shares and share options are recognized as a deduction from share capital, net of any tax effects.

(v)	Derivative financial instruments:

The Corporation has issued liability-classified derivatives over its own equity. Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit and loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and all changes in their fair value are recognized immediately in profit or loss as a component of finance expense (income).

(vi)	Other equity instruments:

Warrants, options and rights over the Corporation’s equity issued outside of share-based payment transactions that do not
meet the definition of a liability instrument are recognized in equity.

Description of accounting policy for property, plant and equipment [text block]
(b)	Equipment:

(i)	Recognition and measurement:

Equipment is measured at cost less accumulated depreciation and accumulated impairment losses, if any.

Cost includes expenditures that are directly attributable to the acquisition of the asset, including all costs incurred in bringing the asset to its present location and condition.

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

Gains and losses on disposal of equipment are determined by comparing the proceeds from disposal with the carrying amount of equipment, and are recognized net within ''other income or expenses'' in profit or loss.

(ii)	Subsequent costs:

The cost of replacing a part of an equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Corporation, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of equipment are recognized in profit or loss as incurred.

(iii)	Depreciation:

Depreciation is recognized in profit or loss on either a straight-line basis or a declining basis over the estimated useful lives of each part of an item of equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Items of equipment are depreciated from the date that they are available for use or, in respect of assets not
yet in service, from the date they are ready for their intended use.

The estimated useful lives and rates for the current and comparative periods are as follows:

Assets	Method	Period/Rate
Furniture and office equipment	Declining balance	20%	to	30%
Computer equipment	Declining balance		30%
Laboratory equipment	Declining balance		30%
Production equipment (in years)	Straight-line		10

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted prospectively if appropriate.

Description of accounting policy for intangible assets and goodwill [text block]
(c)	Intangible assets:

(i)	Research and development:

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use, and borrowing costs on qualifying assets. Other development expenditures are recognized in profit or loss as incurred.

Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses. As of the reporting periods presented, the Corporation has not
capitalized any development expenditure.

(ii)	Other intangible assets:

Patent costs

Patents for technologies that are
no
longer in the research phase are recorded at cost. Patent costs include legal fees to obtain patents and patent application fees. When the technology is still in the research and development phase, those costs are expensed as incurred.

Licenses

Licenses that are acquired by the Corporation and have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses.

(iii)	Subsequent expenditure:

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditure on internally generated goodwill and brands, are recognized in profit or loss as incurred.

(iv)	Amortization:

Amortization is calculated over the cost of the intangible asset less its residual value.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:

Assets	Period (in years)
Patents		20
License	8	to	14

Description of accounting policy for impairment of assets [text block]
(d)	Impairment:

(i)	Financial assets:

The Corporation assesses at each reporting date the expected credit loss for calculating impairment of financial assets and recognizes expected credit losses as loss allowances for assets measured at amortized cost.

(ii)	Non-financial assets:

The carrying amounts of the Corporation’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit, or “CGU”).

The Corporation’s corporate assets do
not
generate separate cash inflows. If there is an indication that a corporate asset may
be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

Impairment losses recognized in prior years are assessed at each reporting date for any indications that the loss has decreased or no
longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

Description of accounting policy for employee benefits [text block]
(e)	Employee benefits:

(i)	Short-term employee benefits:

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Corporation has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(ii)	Share-based payment transactions:

The grant date fair value of share-based payment awards granted to employees is recognized as an employee expense, with a corresponding increase in contributed surplus, over the period that the employees unconditionally become entitled to the awards. The grant date fair value takes into consideration market performance conditions when applicable. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. Share-based payment arrangements in which the Corporation receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions, regardless of how the equity instruments are obtained by the Corporation.

(iii)	Termination benefits:

Termination benefits are recognized as an expense when the Corporation is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Corporation has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than
12
months after the reporting year, then they are discounted to their present value.

Description of accounting policy for provisions [text block]
(f)	Provisions:

A provision is recognized if, as a result of a past event, the Corporation has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a component of finance expense (income).

(i)	Onerous contracts:

A provision for onerous contracts is recognized when the expected benefits to be derived by the Corporation from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Corporation recognizes any impairment loss on the assets associated with that contract.

(ii)	Contingent liability:

A contingent liability is a possible obligation that arises from past events and of which the existence will be confirmed only by the occurrence or non-occurrence of one
or more uncertain future events
not
within the control of the Corporation; or a present obligation that arises from past events (and therefore exists), but is not
recognized because it is
not
probable that a transfer or use of assets, provision of services or any other transfer of economic benefits will be required to settle the obligation; or the amount of the obligation cannot be estimated reliably.

Description of accounting policy for government grants [text block]
(g)	Government grants:

Government grants are recorded as a reduction of the related expense or cost of the asset acquired. Government grants are recognized when there is reasonable assurance that the Corporation has met the requirements of the approved grant program and there is reasonable assurance that the grant will be received.

Grants that compensate the Corporation for expenses incurred are recognized in profit or loss in reduction thereof on a systematic basis in the same years in which the expenses are recognized. Grants that compensate the Corporation for the cost of an asset are recognized in profit or loss on a systematic basis over the useful life of the asset.

Description of accounting policy for leases [text block]
(h)	Lease payments:

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Description of accounting policy for foreign currency translation [text block]
(i)	Foreign currency:

Transactions in foreign currencies are translated into the functional currency at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period. Foreign currency differences arising on translation are recognized in profit or loss.

Description of accounting policy for finance income and costs [text block]
(j)	Finance income and finance expense:

Finance income comprises interest income on funds invested. Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Finance costs comprise interest expense, accretion on borrowings, unwinding of the discount on provisions, impairment losses recognized on financial assets, transaction costs for issuance of derivative warrant liabilities and changes of fair value of derivative warrant liabilities. Borrowing costs that are not
directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Foreign currency gains and losses are reported on a net basis. The Corporation recognizes interest income as a component of investing activities and interest expense as a component of financing activities in the statements of cash flows.

Description of accounting policy for income tax [text block]
(k)	Income tax:

Income tax expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not
recognized for temporary differences arising from the initial recognition of assets or liabilities in a transaction that is not
a business combination and that affects neither accounting nor taxable profit or loss. Deferred tax is measured at the tax rates, enacted or substantively enacted, that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no
longer probable that the related tax benefit will be realized.

Description of accounting policy for earnings per share [text block]
(l)	Earnings per share:

The Corporation presents basic and diluted earnings per share (“EPS”) data for its Class A shares (or “Common Shares”). Basic EPS is calculated by dividing the profit or loss attributable to the holders of Class A shares (Common Shares) of the Corporation by the weighted average number of Common Shares outstanding during the year, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to the holders of Class A shares (Common Shares) and the weighted average number of Class A shares (Common Shares) outstanding adjusted for the effects of all dilutive potential Common Shares, which comprise warrants, rights and share options granted to employees.

Description of accounting policy for segment reporting [text block]
(m)	Segment reporting:

An operating segment is a component of the Corporation that engages in business activities from which it may
earn revenues and incur expenses. The Corporation has
one
reportable operating segment: the development and commercialization of pharmaceutical applications of its licensed rights for cardiovascular diseases. The majority of the Corporation’s assets are located in Canada, while one
major production unit, with a carrying value of
$1,831
(
March 31, 2018 -
$2,077
), is located in France.

Description of accounting policy for changes in accounting policy [text block]
(n)	Change in accounting policy:

Adoption of new accounting standards

The accounting policies used in these annual financial statements are consistent with those applied by the Corporation in its
March 31, 2018
annual financial statements except for the amendments to certain accounting standards which are relevant to the Corporation and were adopted by the Corporation as of
April 1, 2018
as described below.

(i)	Financial instruments:

IFRS
9,
Financial Instruments, replaces IAS
39,
Financial Instruments: Recognition and Measurement. IFRS
9
introduces a revised approach for the classification of financial assets based on how an entity manages financial assets and the characteristics of the contractual cash flows of the financial assets replacing the multiple rules in IAS
39.
Most of the requirements in IAS
39
for classification and measurement of financial liabilities have been carried forward in IFRS
9.
IFRS
9
also introduces a new hedge accounting model that is more closely aligned with risk-management activities and a new expected credit loss model for calculating impairment on financial assets replacing the incurred loss model in IAS
39.
The Corporation adopted IFRS
9
as of
April 1, 2018
and assessed the impact of the adoption on its financial statements, and determined there was no
material impact. The Corporation does
not
apply hedge accounting.

(ii)	Amendments to IFRS 2 – Classification and Measurement of Share-Based Payment Transactions:

On
June 20, 2016,
the IASB issued amendments to IFRS
2,
Share-Based Payment, clarifying how to account for certain types of share-based payment transactions. The amendments provide requirements on the accounting for: the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; share-based payment transactions with a net settlement feature for withholding tax obligations; and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The Corporation adopted the amendments to IFRS
2
as of
April 1, 2018
and assessed the impact of the adoption of IFRS
2
on its financial statements, and determined that there was
no
material impact.

Future accounting change:

The following new standards, and amendments to standards and interpretations, are not
yet effective for the period ended
March
31,

2019,
and have
not
been applied in preparing these financial statements.

New standards and interpretations
not
yet adopted:

(i)	Leases – IFRS 16

IFRS
16,
Leases (“IFRS
16”
) In
January 2016,
the IASB issued IFRS
16,
a new standard that replaces IAS
17,
Leases. IFRS
16
is a major revision of the way in which companies account for leases and will no
longer permit off balance sheet leases. Adoption of IFRS
16
is mandatory and will be effective for the Corporation’s fiscal year beginning on
April 1, 2019.
The Corporation is assessing the impact of adoption of IFRS
16,
and currently there is only
one
lease that will be impacted by this new standard and the impact is expected to be minimal.